Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	1,011	$17,055
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	1,759	21,442
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	1,334	13,021
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	4,105	38,341
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	9,806	106,101
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	6,495	106,646
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	3,733	39,271
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	4,426	70,327
PGIM Total Return Bond Fund (Class R6)	1,257	14,544

Total Long-Term Investments (cost $443,823)		426,748

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $299)	299	299

TOTAL INVESTMENTS 100.0% (cost $444,122)(wd)		427,047
Other assets in excess of liabilities 0.0%		46

Net Assets 100.0%		$427,093

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds